Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transaction
Major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Other entities within the Phoenix TV Group	Under common control by Phoenix TV
China Mobile Communication Corporation (“China Mobile”)	A shareholder of Phoenix TV
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. Zou Ming and Ms Wang Xiaojia	Legal shareholder of Fenghuang Ronghe and employee of the Group

Amounts of due from and due to related parties

As of December 31, 2021 and 2022, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties:
Due from China Mobile	11,966	5,626
Due from Phoenix TV Group	43,816	40,540
Due from Fengyi Technology	1,297	—
Due from other investees, net	—	49
Total	57,079	46,215
Amounts due to related parties:
Due to China Mobile	3,937	—
Due to Phoenix TV Group	26,608	62,700
Due to Fengyi Technology	3,690	2,033
Due to Others	500	—
Total	34,735	64,733

Non US listed part of the Phoenix TV Group
Related Party Transaction
Schedule of related party transactions

Transactions with the Other Entities Within the Phoenix TV Group:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Content provided by Phoenix TV Group	(2,595)	(17,263)	(45,000)
Advertising and promotion expenses charged by Phoenix TV Group	(2,549)	(2,477)	(1,168)
Corporate administrative expenses charged by Phoenix TV Group	(681)	(1,093)	(1,071)
Trademark license fees charged by Phoenix TV Group	(4,358)	(4,267)	(3,803)
Project cost charged by Phoenix TV Group	(487)	(595)	(2,971)
Revenues earned from Phoenix TV Group	10,635	12,402	13,937

China Mobile
Related Party Transaction
Schedule of related party transactions

Transactions with China Mobile:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Advertising revenues earned from China Mobile	23,747	17,464	3,160
Paid services revenues earned from and through China Mobile	30,486	29,770	23,297
Revenue sharing fees and bandwidth costs charged by China Mobile	(6,487)	(6,631)	(4,971)

Investees
Related Party Transaction
Schedule of related party transactions

Transactions with Investees:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Advertising revenues earned from/(agency service fees paid to) Fengyi Technology	3,721	(1,047)	48
Revenues earned from other investees	—	—	142
Advertising and promotion expenses charged by Fengyi Technology	(142)	—	—

21. Related Party Transactions (Continued)